Summary of Customers and Vendor Concentrations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Sales and Purchases [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration percentage		19.00%
Accounts Receivable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration percentage
Accounts Payables [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration percentage	10.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	12.00%	27.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	19.00%
Customer A [Member] | Accounts Payables [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	11.00%	13.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	15.00%
Customer B [Member] | Accounts Payables [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	10.00%